SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22   SUBSEQUENT EVENTS

Impact of COVID-19

The recent outbreak of a novel strain of coronavirus, now named as COVID-19, has spread rapidly to many parts of the world. The epidemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and many other countries for the past few months. In March 2020, the World Health Organization declared the COVID-19 a pandemic.

The current COVID-19 pandemic has already adversely affected many of our business activities, including delivering lectures at our learning centers, recruiting students and conducting our day-to-day business. As part of China’s nationwide efforts to contain the spread of COVID-19, our classrooms in Beijing as well as our learning centers across China have underwent temporary yet prolonged closure from February 2020 to present. Although we have arranged online webcasts for our students to study at home, we may not be able to achieve the same effectiveness and service quality without the disciplined and focused learning environment at our learning centers. As of the date of this annual report, our learning centers remain closed due to the government policies on suspending classes at school.

In addition, we have experienced difficulty in recruiting students as we are unable to host regular seminars, information sessions and preparatory training camps for prospective students at our learning centers as usual as well as conducting other offline sales and marketing activities due to the general restrictions on travel and outdoor activities. Our ability to recruit students directly from cooperative universities and colleges is also negatively impacted as most universities and colleges have been closed.

The outbreak of COVID-19 in China has also caused temporary closures of many of our offices, adjustment of operation hours and work-from-home arrangements in our Beijing headquarters and other offices in China. We have taken measures to facilitate our employees to work remotely, but we might still experience lower work efficiency and productivity, which may adversely affect our results of operations.

As we derive most of our revenues in China, our results of operations will be adversely, and may be materially, affected to the extent that COVID-19 harms the Chinese and global economy in general. While the duration of this pandemic cannot be reasonably estimated at this time, we expect that our results of operations for the first quarter and second quarter of 2020 will be adversely affected.

The Company has not identified any other events with material financial impact on the Company’s consolidated financial statements.